Note 1 - Segment Information - Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Operating income	$ 2,283,216	$ 2,418,849	$ 4,316,408
Financial income (expense), net	132,641	129,056	220,977
Income before equity in earnings of non-consolidated companies and income tax	2,415,857	2,547,905	4,537,385
Equity in earnings of non-consolidated companies	58,038	8,548	95,404
Income before income tax	2,473,895	2,556,453	4,632,789
Net Sales	11,981,157	12,523,934	14,868,860
Tubes [member]
Disclosure of operating segments [line items]
Management view - operating income	2,163,000	2,391,000	4,337,000
Net Sales	11,400,000	11,907,000	14,185,000
Depreciation and amortization	594,000	580,000	518,000
All other segments [member]
Disclosure of operating segments [line items]
Management view - operating income	108,000	143,000	129,000
Net Sales	581,000	617,000	684,000
Depreciation and amortization	22,000	53,000	31,000
Reportable segments [member]
Disclosure of operating segments [line items]
Management view - operating income	2,271,000	2,534,000	4,466,000
Difference in cost of sales	31,000	(115,000)	(134,000)
Differences in selling, general and administrative expenses	(17,000)	(3,000)	(7,000)
Differences in other operating income (expenses), net	(2,000)	3,000	(9,000)
Operating income	2,283,000	2,419,000	4,316,000
Financial income (expense), net	133,000	129,000	221,000
Income before equity in earnings of non-consolidated companies and income tax	2,416,000	2,548,000	4,537,000
Equity in earnings of non-consolidated companies	58,000	9,000	95,000
Income before income tax	2,474,000	2,557,000	4,633,000
Net Sales	11,981,000	12,524,000	14,869,000
Depreciation and amortization	$ 616,000	$ 633,000	$ 549,000